Stock Based Compensation (Narrative) (Details) (USD $)	12 Months Ended		6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted, weighted-average grant date fair value	$ 0.43
Stock based compensation	$ 430,071	$ 70,156
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.50	$ 0.91		$ 0.91
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 0.75	$ 3.00		$ 1.01
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Plan, shares of common stock reserved for issuance	1,500,000
Option vesting period	3 years
Contractual term	10 years
Re-pricing and accelerated vesting of outstanding stock options previously granted	676,000
Options exercise price revised			$ 0.75
Exercise price	$ 0.50
Additional incremental stock-based compensation expense resulted from re-pricing	32,000
Additional incremental stock-based compensation expense associated with accelerating vesting	293,000
Aggregate intrinsic value of options outstanding	0
Aggregate intrinsic value of exercisable options	0
Common stock issued during period	523,112	204,499
Options granted, weighted-average grant date fair value	$ 0.50	$ 1.68
Stock based compensation	430,071	70,156
Unrecognized compensation cost related to unvested stock-based awards	$ 191,000
Unrecognized compensation cost, recognition period	2 years 7 months 6 days
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period			1 year
Exercise price		$ 0.91	$ 0.91
Stock Options [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option vesting period			9 years
Exercise price		$ 3.00	$ 3.00